Income Taxes	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Income Taxes

14. Income Taxes

Cayman Islands and British Virgin Islands

Under the current and applicable laws of the Cayman Islands and British Virgin Islands, the Company is not subject to tax on income or capital gains under these jurisdictions.

Hong Kong

QBS System is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. For the years ended September 30, 2025, 2024 and 2023, Hong Kong Profits Tax is calculated in accordance with the two-tiered profits tax rates regime. The applicable income tax rate for the first HK$2,000,000 (equivalent to $256,581) of assessable profits is 8.25% whereas assessable profits above HK$2,000,000 (equivalent to $256,581) will be subject to an income tax rate of 16.5%. For any other entities, the applicable income tax rate is 16.5% on the entire assessable profits.

Australia

QBS Pty is incorporated in Australia and is subject to Australian Company Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Australia tax laws. For the years ended September 30, 2025, 2024 and 2023, Australian Company Tax is calculated at an income tax rate of 25% under base rate entities. For any other entities, the applicable income tax rate is 30% on the entire taxable income.

The current and deferred portions of the income tax expenses included in the consolidated statements of operations and comprehensive income as determined in accordance with ASC 740 are as follows:

	For the Year Ended September 30,
	2025	2024	2023
Current taxes	$570,993	$197,367	$82,713
Deferred taxes	(39,191)	(23,303)	(1,549)
Income tax expenses	$531,802	$174,064	$81,164

A reconciliation of the difference between the expected income tax expense computed at Hong Kong income tax rate of 16.5% and the Company’s reported income tax benefits is shown in the following table:

	For the Year Ended September 30,
	2025	2024	2023
Profit before income taxes	$2,320,204	$575,598	$617,718
Cayman Islands statutory tax rate	0.0%	0.0%	0.0%
Tax expenses at the Cayman Islands statutory tax rate	$-	$-	$-
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	$382,834	$94,974	$101,924
Income not taxable	(3,874)	(34)	(56)
Non-deductible expenses(1)	147,886	99,655	-
Tax loss not recognized related to the disposal of a subsidiary	-	8,591	-
Tax effect of two-tier tax rates	(21,361)	(21,503)	(21,453)
Effect of different statutory tax rates from that of Hong Kong	-	(535)	(209)
Change in valuation allowance	-	(7,084)	958
Under provision in previous year	26,317	-	-
Income tax expense	$531,802	$174,064	$81,164

(1)	Non-deductible expenses for the years ended September 30, 2025 and 2024 mainly represented expenses incurred by the Company. Since the Company is a holding company with no operations, the expenses were not allowed to be carried forward and set off profits in subsequent periods according to Hong Kong tax laws.

MEGA FORTUNE COMPANY LIMITED

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024

14. Income Taxes (Continued)

The following table reconciles the statutory tax rate to the Company’s effective tax rate for the years ended September 30, 2025, 2024 and 2023:

	For the Year Ended September 30,
	2025	2024	2023
Cayman Islands statutory tax rate	0.0%	0.0%	0.0%
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income not taxable	(0.2)%	-	-
Non-deductible expenses	6.4%	17.3%	-
Tax loss not recognized related to the disposal of a subsidiary	-	1.5%	-
Tax effect of two-tier tax rates	(0.9)%	(3.8)%	(3.5)%
Effect of different statutory tax rates from that of Hong Kong	-	(0.1)%	-
Change in valuation allowance	-	(1.2)%	0.1%
Under provision in previous year	1.1%	-	-
Effective tax rate	22.9%	30.2%	13.1%

Deferred tax

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax assets and liabilities are as follows:

	As of September 30,
	2025	2024
Deferred tax assets:
Allowance for expected credit losses	$73,703	$35,022
Total deferred tax assets	$73,703	$35,022

Deferred tax liabilities:
Depreciation and amortization	$(941)	$(1,471)
Total deferred tax liabilities	$(941)	$(1,471)

Deferred tax assets, net	$72,762	$33,551

Movement of the Company’s deferred tax assets, net, during the years is as follow:

	For the Year Ended September 30,
	2025	2024	2023
Balance at October 1, 2024, 2023 and 2022	$33,551	$10,983	$9,401
Credited to the profit or loss	39,191	23,303	1,549
Decrease of deferred tax assets related to the disposal of a subsidiary	-	(962)	-
Effect of exchange rate changes	20	227	33
Balance at September 30, 2025, 2024 and 2023	$72,762	$33,551	$10,983

Movement of the Company’s valuation allowance against deferred tax assets is as follows:

	For the Year Ended September 30,
	2025	2024	2023
Balance at October 1, 2024, 2023 and 2022	$-	$6,954	$6,014
Increase in allowance recognized in the profit or loss	-	-	958
Decrease of valuation allowance related to the disposal of a subsidiary	-	(7,084)	-
Effect of exchange rate changes	-	130	(18)
Balance at September 30, 2025, 2024 and 2023	$-	$-	$6,954

MEGA FORTUNE COMPANY LIMITED

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024

14. Income Taxes (Continued)

Under relevant Hong Kong tax laws, tax case is normally subject to investigation by the tax authority for up to 6 years of assessment prior to the current year of assessment, unless in a case of fraud or willful evasion, then the investigation can be extended to cover 10 years of assessment. Under relevant Australia tax laws, a time limit has been put in which Australian Taxation Office can amend an assessment. For most taxpayers with simple affairs, the amendment period for an income tax assessment is 2 years from the date that a taxpayer issued with an assessment, while those with more complex affairs would extend to 4 years from the date that a taxpayer issued with an assessment. However, in a case where the Australian Taxation Office forms an opinion of fraud or evasion, there is no time limit for amending an assessment.

As of September 30, 2025 and 2024, the Company had no open tax investigation from these tax authorities.